Schedule I-Condensed Financial Information (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NON-CURRENT ASSETS
Cash and cash equivalents	$ 334,715,019	$ 124,472,629	$ 44,954,778	$ 1,111,091
Total assets	1,072,059,941	398,917,120
LIABILITIES AND EQUITY
Total liabilities	828,804,543	316,334,306
EQUITY
Ordinary shares (US$0.0001 par value, 471,620,833 shares authorized, and 101,284,881 and 111,665,972 shares issued and outstanding as of December 31, 2012 and December 31, 2013, respectively)	11,167	10,128
Additional paid-in capital	363,221,310	258,368,448
Accumulated losses	(123,725,472)	(176,025,335)
Accumulated other comprehensive income	3,748,393	229,573
Total shareholders' equity	243,255,398	82,582,814	18,289,202	(10,111,581)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,072,059,941	398,917,120
Additional disclosure
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	471,620,833	471,620,833
Ordinary shares, shares issued	111,665,972	101,284,881
Ordinary shares, shares outstanding	111,665,972	101,284,881
Parent company
NON-CURRENT ASSETS
Cash and cash equivalents	95,124
Amount due from a subsidiary	243,160,275	82,582,815
Total assets	243,255,399	82,582,815
LIABILITIES AND EQUITY
Amount due to a shareholder	1	1
Total liabilities	1	1
EQUITY
Ordinary shares (US$0.0001 par value, 471,620,833 shares authorized, and 101,284,881 and 111,665,972 shares issued and outstanding as of December 31, 2012 and December 31, 2013, respectively)	11,167	10,128
Additional paid-in capital	363,221,310	258,368,448
Accumulated losses	(123,725,472)	(176,025,335)
Accumulated other comprehensive income	3,748,393	229,573
Total shareholders' equity	243,255,398	82,582,814	18,289,202	(10,111,581)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 243,255,399	$ 82,582,815
Additional disclosure
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	471,620,833	471,620,833
Ordinary shares, shares issued	111,665,972	101,284,881
Ordinary shares, shares outstanding	111,665,972	101,284,881